SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 10,467	$ 15,315
Additions	1,208
Disposals	(1,290)	(5,037)
Foreign exchange	115	189
Property and equipment, cost, ending balance	10,500	10,467
Depreciation, beginning balance	7,117	8,099
Charge in year	2,563	3,866
Write Off Disposals	(1,290)	(5,037)
Foreign exchange	75	189
Depreciation, ending balance	8,465	7,117
Depreciation, net book value	2,035	3,350
IT equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	10,467	15,315
Additions	1,208
Disposals	(1,290)	(5,037)
Foreign exchange	115	189
Property and equipment, cost, ending balance	10,500	10,467
Depreciation, beginning balance	7,117	8,099
Charge in year	2,563	3,866
Write Off Disposals	(1,290)	(5,037)
Foreign exchange	75	189
Depreciation, ending balance	8,465	7,117
Depreciation, net book value	$ 2,035	$ 3,350